Warrant Liabilities (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Warrant Liabilities Abstract
Warrant outstanding term	5 years
Redemption price	$ 0.01
Ordinary share per share	18
Price per share	$ 11.5